Document and Entity Information	Dec. 04, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Amendment to Form 8-K”) of Expeditors International of Washington, Inc. (the “Company”) is being filed to correct a typographical error on the Form 8-K filed with the Securities and Exchange Commission on December 4, 2020 (the “Original Form 8-K”). The answer to Question 13 should correctly read: “The pharmaceutical manufacturers that are producing the vaccines, and the logistics providers (including Expeditors) that work with these customers, have a great deal of knowledge and expertise in shipping these products. Due to the fact that much is still unknown about when or how a vaccine rollout will occur, it is difficult to fully prepare.” The Original Form 8-K had incorrectly stated “logistics providers (excluding Expeditors).” The Company has not made any other changes to the Original Form 8-K in this Amendment to Form 8-K.
Document Period End Date	Dec. 04, 2020
Entity Registrant Name	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.
Entity Central Index Key	0000746515
Entity Emerging Growth Company	false
Entity File Number	000-13468
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1069248
Entity Address, Address Line One	1015 Third Avenue
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	674-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	EXPD
Name of each exchange on which registered	NASDAQ